Other Receivables	6 Months Ended
Dec. 31, 2022
Other Receivables Net [Abstract]
Other receivables

Note 4 – Other receivables

Other receivables consisted of the following:

	December 31, 2022	June 30, 2022
	(Unaudited)
Rent deposit	$332	$-
Receivable from sale of equipment	-	6,819,050
Other receivables	$332	$6,819,050